INCOME TAXES (Details 4) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Plant, equipment and mining properties	$ 38,743	$ 32,158	$ 28,076
Exploration and evaluation assets	46,781	43,338	30,792
Reclamation provision and other	10,799	11,638	6,963
Unrecognized deductible temporary differences [Member]
Disclosure of other provisions [line items]
Tax losses carried forward	13,790	13,973	17,350
Share issue costs	1,263	1,100	1,466
Plant, equipment and mining properties	6,096	6,198	3,873
Exploration and evaluation assets	1,207	1,330	1,257
Investments	44	198	189
Reclamation provision and other	9,489	10,054	5,603
Unrecognized deductible temporary differences	$ 31,889	$ 32,853	$ 29,739